Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
AllianzIM U.S. Equity Buffer10 Mar ETF
Prospectus [Line Items]
Annual Return [Percent]	14.65%	15.83%
AllianzIM U.S. Equity Buffer20 Mar ETF
Prospectus [Line Items]
Annual Return [Percent]	10.35%	11.37%
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Annual Return [Percent]	13.26%